WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 62.1%
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	650,000	$602,774	(a)

Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,700,000	1,795,625	(a)

Wireless Telecommunication Services - 3.2%
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	455,737	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,464,750	(b)

Total Wireless Telecommunication Services				1,920,487

TOTAL COMMUNICATION SERVICES				4,318,886

CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 2.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,320,000	1,400,612	(a)

Hotels, Restaurants & Leisure - 12.6%
Downstream Development Authority of the
Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,620,000	1,293,805	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	1,710,000	1,492,257	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	1,950,000	1,776,733	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/
Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	1,907,290	(a)(b)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,080,000	1,054,145	(a)(b)

Total Hotels, Restaurants & Leisure				7,524,230

Household Durables - 0.4%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	190,000	203,538	(a)

TOTAL CONSUMER DISCRETIONARY				9,128,380

ENERGY - 14.1%
Oil, Gas & Consumable Fuels - 14.1%
Antero Midstream Partners LP/Antero
Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,010,000	863,651	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,850,000	1,486,586	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	320,000	320,698
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	590,000	594,664	(a)

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - continued
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	150,000		$154,285	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	950,000		940,932	(a)(b)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,320,000		1,086,221	(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,410,000		540,192	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,000,000		1,753,130	(a)(b)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	1,880,000	CAD	722,834	(a)

TOTAL ENERGY					8,463,193

FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	570,000		620,476	(a)

HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 4.0%
Immucor Inc., Senior Notes	11.125%	2/15/22	2,390,000		2,397,170	(a)(b)

Health Care Providers & Services - 4.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	600,000		572,187	(a)(b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	200,000		204,882	(a)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,500,000		1,541,250	(a)(b)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	500,000		533,968	(a)

Total Health Care Providers & Services					2,852,287

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	570,000		630,534	(a)

TOTAL HEALTH CARE					5,879,991

INDUSTRIALS - 6.0%
Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	500,000		498,718

Commercial Services & Supplies - 3.5%
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	168,000		178,678	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	186,000		208,806	(a)(b)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	150,000		159,463	(a)(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	1,510,000		1,537,037	(a)(b)

Total Commercial Services & Supplies					2,083,984

Trading Companies & Distributors - 1.7%
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,003,963		1,016,513	(b)

TOTAL INDUSTRIALS					3,599,215

See Notes to Schedule of Investments.

2	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.9%
Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,902,240	$28,534	(a)(b)(c)(d)(e)

Technology Hardware, Storage & Peripherals - 1.9%
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	1,000,000	1,118,772	(b)

TOTAL INFORMATION TECHNOLOGY				1,147,306

MATERIALS - 2.2%
Metals & Mining - 0.0%††
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	860,000	11,825	*(a)(f)

Paper & Forest Products - 2.2%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	988,855	(b)
Mercer International Inc., Senior Notes	7.375%	1/15/25	280,000	282,800

Total Paper & Forest Products				1,271,655

TOTAL MATERIALS				1,283,480

REAL ESTATE - 4.6%
Real Estate Management & Development - 4.6%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,470,000	1,424,996	(a)(b)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,303,000	1,309,515	(b)

TOTAL REAL ESTATE				2,734,511

TOTAL CORPORATE BONDS & NOTES (Cost - $41,308,381)				37,175,438

SENIOR LOANS - 36.7%
COMMUNICATION SERVICES - 2.0%
Entertainment - 1.2%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.808%	2/10/27	698,140	678,941	(g)(h)(i)

Media - 0.8%
AppLovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	8/15/25	498,750	495,633	(d)(g)(h)(i)
TOTAL COMMUNICATION SERVICES				1,174,574

CONSUMER DISCRETIONARY - 6.3%
Commercial Services & Supplies - 1.4%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	8/25/25	972,675	829,205	(g)(h)(i)

Hotels, Restaurants & Leisure - 2.8%
Affinity Gaming LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	9.250%	1/31/25	2,110,000	1,688,000	(d)(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 2.1%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	6.750%	6/16/25	898,707	$360,232	(g)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.245%	6/19/26	995,542	893,499	(g)(h)(i)

Total Specialty Retail				1,253,731

TOTAL CONSUMER DISCRETIONARY				3,770,936

CONSUMER STAPLES - 2.9%
Food Products - 2.9%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.925%	10/1/26	350,000	338,625	(d)(g)(h)(i)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 10.000%)	11.000%	7/5/21	1,710,000	1,402,200	(g)(h)(i)

TOTAL CONSUMER STAPLES				1,740,825

FINANCIALS - 3.9%
Insurance - 3.9%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	5.760%	8/15/25	1,587,375	1,373,079	(d)(g)(h)(i)
AmeriLife Holdings LLC, Delayed Draw Term Loan A	—	3/18/27	107,955	105,795	(d)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.171%	3/18/27	842,045	825,205	(d)(g)(h)(i)

TOTAL FINANCIALS				2,304,079

HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.3%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.500%	4/22/24	986,334	795,584	(g)(h)(i)

Health Care Providers & Services - 7.7%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	168,378	154,627	(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	719,818	661,032	(g)(h)(i)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	8.558%	2/4/28	950,000	872,416	(g)(h)(i)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	6/14/24	962,725	895,334	(d)(g)(h)(i)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	490,000	483,394	(g)(h)(i)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.661%	8/6/26	995,000	$992,720	(g)(h)(i)
Radnet Management Inc., First Lien Term Loan B1 (6 mo. USD LIBOR + 3.750%)	4.750%	6/30/23	585,000	576,225	(d)(g)(h)(i)

Total Health Care Providers & Services				4,635,748

Pharmaceuticals - 1.1%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	6.411%	2/13/26	650,000	630,500	(g)(h)(i)

TOTAL HEALTH CARE				6,061,832

INDUSTRIALS - 0.5%
Building Products - 0.5%
ACProducts Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 6.500%)	7.500%	8/18/25	318,000	315,814	(g)(h)(i)

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.5%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.411%	4/4/26	945,238	927,663	(g)(h)(i)

IT Services - 4.5%
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.911%	2/13/26	729,016	663,404	(g)(h)(i)
Datto Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.411%	4/2/26	1,019,700	1,016,833	(g)(h)(i)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	4.520%	4/26/24	1,019,700	1,001,855	(d)(g)(h)(i)

Total IT Services				2,682,092

Software - 1.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.161%	10/16/26	967,575	955,782	(g)(h)(i)

TOTAL INFORMATION TECHNOLOGY				4,565,537

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	867,750	855,818	(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 2.0%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	330,000	$326,733	(c)(d)(j)
Coastal Construction Products LLC, Term Loan B (6 mo. USD LIBOR + 5.125%)	6.125%	9/4/24	839,638	831,326	(c)(d)(g)(h)(i)

Total Real Estate Management & Development				1,158,059

TOTAL REAL ESTATE				2,013,877

TOTAL SENIOR LOANS (Cost - $24,013,019)				21,947,474

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
B Riley Financial Inc. (Cost - $336,125)	6.875%		13,445	322,814	(b)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.4%
Option Care Health Inc. (Cost - $40,338)		6/29/27	28,254	248,381	*(c)(d)

			SHARES
COMMON STOCKS - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Montage Resources Corp.			25,169	107,975	*

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Option Care Health Inc.			6,327	74,529	*

TOTAL COMMON STOCKS (Cost - $1,045,404)				182,504

	RATE	MATURITY DATE	FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.0%††
ERP Iron Ore LLC (Cost - $40,803)	8.000%	12/31/20	40,803	0	*(a)(c)(d)(f)(i)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $66,784,070)				59,876,611

See Notes to Schedule of Investments.

6	Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,161,856)	0.061%	3,161,856	$3,161,856

TOTAL INVESTMENTS - 105.3% (Cost - $69,945,926)			63,038,467
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%			(3,147,470)

TOTAL NET ASSETS - 100.0%			$59,890,997

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on these securities is currently in default as of July 31, 2020.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	All or a portion of this loan is unfunded as of July 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Value is less than $1.

Abbreviation(s) used in this schedule:

CAD	—	Canadian Dollar
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
USD	—	United States Dollar

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	542,584	CAD	737,939	Citibank N.A.	10/16/20	$(8,442)

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar

USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Debt Fund Inc. 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings) in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

8

Notes to Schedule of Investments (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$1,118,772	$28,534		$1,147,306
Other Corporate Bonds &
Notes	—	36,028,132	—		36,028,132
Senior Loans:
Communication Services	—	678,941	495,633		1,174,574
Consumer Discretionary	—	2,082,936	1,688,000		3,770,936
Consumer Staples	—	1,402,200	338,625		1,740,825
Financials	—	—	2,304,079		2,304,079
Health Care	—	4,590,273	1,471,559		6,061,832
Industrials	—	315,814	—		315,814
Information Technology	—	3,563,682	1,001,855		4,565,537
Real Estate	—	855,818	1,158,059		2,013,877
Preferred Stocks	$322,814	—	—		322,814
Warrants	—	—	248,381		248,381
Common Stocks	182,504	—	—		182,504
Asset-Backed Securities	—	—	0	*	0	*

Total Long-Term Investments	505,318	50,636,568	8,734,725		59,876,611

Short-Term Investments†	3,161,856	—	—		3,161,856

Total Investments	$3,667,174	$50,636,568	$8,734,725		$63,038,467

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$8,442	—		$8,442

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2020		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Information Technology	$27,240		$1,080	—	$(86,045)	$86,259
Senior Loans:
Communication Services	619,500		105	9	61,187	—
Consumer Discretionary	2,651,839		2,989	(6,784)	303,637	—
Consumer Staples	—		—	—	—	—
Financials	1,386,048		249	41	(2,884)	—
Health Care	897,589		469	21	(320)	—
Information Technology	641,534		181	—	21,690	—
Real Estate	1,201,797		522	726	57,118	—
Utilities	1,382,683		(47,683)	(51,261)	55,777	33,058
Warrants	266,379		—	—	(17,998)	—
Common Stocks:
Utilities	731,215		—	(73,362)	13,845	—
Asset-Backed Securities	0	*	—	—	—	—

Total	$9,805,824		$(42,088)	$(130,610)	$406,007	$119,317

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2020[1]
Corporate Bonds & Notes:
Information Technology	—	—	—	$28,534	$(86,045)
Senior Loans:
Communication Services	$(1,860)	$495,633	$(678,941)	495,633	—
Consumer Discretionary	(434,476)	—	(829,205)	1,688,000	315,304
Consumer Staples	—	338,625	—	338,625	—
Financials	(10,375)	931,000	—	2,304,079	(2,884)
Health Care	(2,425)	576,225	—	1,471,559	(320)
Information Technology	—	1,001,855	(663,405)	1,001,855	—
Real Estate	(102,104)	—	—	1,158,059	57,118

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Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2020[1]
Utilities	$(1,372,574)	—	—	—		—
Warrants	—	—	—	$248,381		$(17,998)
Common Stocks:
Utilities	(671,698)	—	—	—		—
Asset-Backed Securities	—	—	—	0	*	—

Total	$(2,595,512)	$3,343,338	$(2,171,551)	$8,734,725		$265,175

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/20 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Average	Impact to Valuation from an Increase in Input*
Senior Loans	$1,169	Market Approach	Yield to Maturity	.967%-7.277% range	Decrease
			Transaction Spread	3.485% average 3.208%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

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